Related Parties - Schedule of Short Term Dues from Related Parties (Detail) - TRY (₺) ₺ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Due from related parties	₺ 5,299	₺ 5,861
Telia Sonera International Carrier AB [member]
Disclosure of transactions between related parties [line items]
Due from related parties	1,256	607
Kyivstar GSM JSC [member]
Disclosure of transactions between related parties [line items]
Due from related parties	1,061	75
GSM Kazakhstan Ltd [member]
Disclosure of transactions between related parties [line items]
Due from related parties	830	937
Azercell Telekom MMC [member]
Disclosure of transactions between related parties [line items]
Due from related parties	364	446
MegaFon OJSC [member]
Disclosure of transactions between related parties [line items]
Due from related parties	281	1,387
Hobim Bilgi Islem Hizmetleri AS [member]
Disclosure of transactions between related parties [line items]
Due from related parties		1,223
Vimpelcom OJSC [member]
Disclosure of transactions between related parties [line items]
Due from related parties		586
Other [member]
Disclosure of transactions between related parties [line items]
Due from related parties	₺ 1,507	₺ 600